ACCOUNTS AND NOTES RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE
	September 30, 2022	December 31, 2021
Accounts Receivable	$1,881,792	$768,032
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$1,806,792	$693,032

	December 31, 2021	December 31, 2020
Accounts Receivable	$748,032	$340,378
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$673,032	$265,378

SCHEDULE OF LEASE RECEIVABLE ASSET	Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	September 30, 2022	December 31, 2021
Lease asset	$217,584	$217,584
Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	December 31, 2021	December 31, 2020
Lease asset	$217,584	$217,584

SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE

	September 30, 2022	December 31, 2021
Long-term financing receivables	$932,270	$932,270
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$684,770	$684,770

SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE

	December 31, 2021	December 31, 2020
Long-term financing receivables	$1,000,000	$1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$752,500	$752,500